Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Retained earnings	Treasury shares	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2024	$ 86	$ 34,891	$ 17,325	$ (3,969)	$ (336)	$ 47,997
Net earnings			181			181
Other comprehensive income, net					191	191
Balance at Jun. 30, 2025	86	34,891	17,506	(3,969)	(145)	48,369
Net earnings			1,909			1,909
Other comprehensive income, net					16	16
Balance at Jun. 30, 2026	$ 86	$ 34,891	$ 19,415	$ (3,969)	$ (129)	$ 50,294